Net income attributable to non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 38	€ 58	€ 36	[1],[2]
Share of net income attributable to non-controlling interests
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 38	€ 58	€ 36

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).